UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andromeda Capital LLC
Address: 40 Wall St
         Floor 45
         New York, NY  10005

13F File Number:  028-14229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Larry Motola
Title:     Chief Executive Officer
Phone:     (212) 232-7521

Signature, Place, and Date of Signing:

 /s/    Larry Motola     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:    $266,476 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     3043    75200 SH  CALL SOLE                    75200        0        0
AGNICO EAGLE MINES LTD         COM              008474108     9941   245700 SH  CALL SOLE                   245700        0        0
AOL INC                        COM              00184X105     6675   237700 SH       SOLE                   237700        0        0
AVON PRODS INC                 COM              054303102     1196    73800 SH       SOLE                    73800        0        0
AVON PRODS INC                 COM              054303102     1135    70000 SH  PUT  SOLE                    70000        0        0
AVON PRODS INC                 COM              054303102    10619   655100 SH  CALL SOLE                   655100        0        0
AVON PRODS INC                 COM              054303102     1135    70000 SH  CALL SOLE                    70000        0        0
CITIGROUP INC                  COM NEW          172967424     3152   115000 SH  CALL SOLE                   115000        0        0
CORNING INC                    COM              219350105     1293   100000 SH  CALL SOLE                   100000        0        0
CORNING INC                    COM              219350105     3633   281009 SH       SOLE                   281009        0        0
CORNING INC                    COM              219350105     1940   150000 SH  PUT  SOLE                   150000        0        0
CORNING INC                    COM              219350105     1940   150000 SH  CALL SOLE                   150000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     2526    31200 SH  CALL SOLE                    31200        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     4648   102000 SH  CALL SOLE                   102000        0        0
GOODRICH CORP                  COM              382388106      952     7500 SH  PUT  SOLE                     7500        0        0
GOODRICH CORP                  COM              382388106    12690   100000 SH  CALL SOLE                   100000        0        0
GOODRICH CORP                  COM              382388106    11040    87000 SH  CALL SOLE                    87000        0        0
GOODRICH CORP                  COM              382388106    39191   308830 SH       SOLE                   308830        0        0
GOODRICH CORP                  COM              382388106     6980    55000 SH  PUT  SOLE                    55000        0        0
GOODRICH CORP                  COM              382388106     2335    18400 SH  PUT  SOLE                    18400        0        0
HUMAN GENOME SCIENCES INC      COM              444903108     2626   200000 SH  PUT  SOLE                   200000        0        0
HUMAN GENOME SCIENCES INC      COM              444903108     2626   200000 SH  PUT  SOLE                   200000        0        0
HUMAN GENOME SCIENCES INC      COM              444903108     1313   100000 SH  PUT  SOLE                   100000        0        0
HUMAN GENOME SCIENCES INC      COM              444903108      657    50000 SH  CALL SOLE                    50000        0        0
HUMAN GENOME SCIENCES INC      COM              444903108      328    25000 SH  CALL SOLE                    25000        0        0
INTEROIL CORP                  COM              460951106     2886    41400 SH  CALL SOLE                    41400        0        0
INTEROIL CORP                  COM              460951106     3562    51100 SH  CALL SOLE                    51100        0        0
INTEROIL CORP                  COM              460951106       70     1000 SH  CALL SOLE                     1000        0        0
INTEROIL CORP                  COM              460951106       70     1000 SH  PUT  SOLE                     1000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     7995   300000 SH  CALL SOLE                   300000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     7995   300000 SH  PUT  SOLE                   300000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109      770    28900 SH       SOLE                    28900        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     9992   200000 SH  PUT  SOLE                   200000        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     9992   200000 SH  CALL SOLE                   200000        0        0
ISHARES TR                     RUSSELL 2000     464287655    11616   146000 SH  CALL SOLE                   146000        0        0
ISHARES TR                     RUSSELL 2000     464287655    11616   146000 SH  PUT  SOLE                   146000        0        0
ISHARES TR                     RUSSELL 2000     464287655    11934   150000 SH  CALL SOLE                   150000        0        0
LINCARE HLDGS INC              COM              532791100     3402   100000 SH  CALL SOLE                   100000        0        0
MBIA INC                       COM              55262C100     2111   195300 SH  CALL SOLE                   195300        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109      189    19100 SH       SOLE                    19100        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109      189    19100 SH  PUT  SOLE                    19100        0        0
POTASH CORP SASK INC           COM              73755L107     8694   199000 SH  CALL SOLE                   199000        0        0
POTASH CORP SASK INC           COM              73755L107     8694   199000 SH  PUT  SOLE                   199000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     3939    61400 SH       SOLE                    61400        0        0
SOLUTIA INC                    COM NEW          834376501       28     1000 SH       SOLE                     1000        0        0
SOLUTIA INC                    COM NEW          834376501     4362   155500 SH  PUT  SOLE                   155500        0        0
SOLUTIA INC                    COM NEW          834376501      597    21300 SH  PUT  SOLE                    21300        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1089     8000 SH       SOLE                     8000        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108      102     3200 SH  PUT  SOLE                     3200        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     1755    30000 SH  CALL SOLE                    30000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     2814    48100 SH  CALL SOLE                    48100        0        0
VENOCO INC                     COM              92275P307       76     7600 SH       SOLE                     7600        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309      110     3000 SH       SOLE                     3000        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309      110     3000 SH  PUT  SOLE                     3000        0        0
WHITING PETE CORP NEW          COM              966387102    16103   391600 SH  CALL SOLE                   391600        0        0